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Tel: +1.312.876.7700 Fax: +1.312.993.9767
www.lw.com

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April 13, 2010
VIA FEDEX AND EDGAR
Mr. Jay E. Ingram
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4631
100 F Street, N.E.
Washington, D.C. 20549

Re:	Libbey Inc. Registration Statement on Form S-3 (Registration No. 333-163402)
Dear Mr. Ingram:
     On behalf of Libbey Inc. (the “Company”), we hereby transmit for filing under the Securities Act of 1933, as amended, Amendment No. 3 (the “Amendment” ) to the Company’s Registration Statement on Form S-3 (the “Registration Statement”). The Amendment incorporates the Company’s 2009 Annual Report on Form 10-K.
     If you have any questions regarding the foregoing, please do not hesitate to contact me by telephone at (312) 876-7680 or by fax at (312) 993-9767.

Very truly yours,
/s/ Christopher D. Lueking
Christopher D. Lueking
of LATHAM & WATKINS LLP

cc:	Susan A. Kovach, Libbey Inc.